Net Income (Loss) Per Share - Computation of Basic and Diluted Net Income (Loss) per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net income (loss)	$ (110,359)	$ (373,642)	$ (45,840)	$ (65,849)	$ (88,956)	$ (29,416)	$ (22,800)	$ (33,642)	$ (595,690)	$ (174,814)	$ 994,112
Net income attributable to noncontrolling interest									(3,915)	(3,914)	(3,915)
Net income (loss) attributable to Intelsat S.A.	$ (111,346)	$ (374,631)	$ (46,828)	$ (66,801)	$ (89,951)	$ (30,412)	$ (23,795)	$ (34,570)	(599,605)	(178,728)	990,197
Net income (loss) attributable to common shareholders									(599,605)	(178,728)	990,197
Numerator for Basic EPS—income/ (loss) available to common shareholders									(599,605)	(178,728)	990,197
Numerator for Diluted EPS									$ (599,605)	$ (178,728)	$ 990,197
Denominator:
Basic weighted average shares outstanding (in millions)									129.6	118.9	114.5
Weighted average dilutive shares outstanding (in millions):
Preferred shares (in millions)									0.0	0.0	3.2
Employee compensation related shares including options and restricted stock units (in millions)									0.0	0.0	0.8
Diluted weighted average shares outstanding (in millions)									129.6	118.9	118.5
Basic net income (loss) per common share attributable to Intelsat S.A. (in dollars per share)	$ (0.81)	$ (2.74)	$ (0.38)	$ (0.56)	$ (0.75)	$ (0.26)	$ (0.20)	$ (0.29)	$ (4.63)	$ (1.50)	$ 8.65
Diluted net income (loss) per common share attributable to Intelsat S.A. (in dollars per share)	$ (0.81)	$ (2.74)	$ (0.38)	$ (0.56)	$ (0.75)	$ (0.26)	$ (0.20)	$ (0.29)	$ (4.63)	$ (1.50)	$ 8.36